Long-Term Debt - Loans And Credit Facilities Terms and Compliance (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Debt Instruments
Covenant compliance	As of June 30, 2018, the Partnership was in compliance with all financial covenants prescribed in its debt agreements.
$250 Million Senior Unsecured Notes | Minimum
Debt Instruments
Free cash liquidity requirement	$ 20,000